ORGANIZATION AND BUSINESS - Additional Information (Detail) MOP$ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Feb. 10, 2022	Jun. 30, 2022 USD ($)	Jun. 30, 2022 MOP (MOP$)	Dec. 31, 2022 USD ($) m²	Jan. 01, 2023 USD ($)	Jan. 01, 2023 MOP (MOP$)	Dec. 30, 2022 m²	Dec. 09, 2022 USD ($)	Dec. 09, 2022 MOP (MOP$)	Sep. 20, 2022 USD ($)	Sep. 20, 2022 MOP (MOP$)	Dec. 31, 2021 USD ($)
Cash and cash equivalents | $				$ 1,812,729								$ 1,652,890
Borrowing capacity | $				$ 71,838
Operation capacity of casinos percentage	100.00%
Extension premium paid for subconcession contract		$ 5,815	MOP$ 47,000
Period that the bank guarantee was released				2023-01
Bank guarantee								$ 124,319	MOP$ 1,000,000	$ 101,942	MOP$ 820,000
One To Three Years [Member]
Concession Fee Per Square Meter				0.75
Four To Ten Years [Member]
Concession Fee Per Square Meter				2.5
Altira Macau [Member]
Area of Land							17,128.8
Studio City [Member]
Area of Land							28,784.3
City Of Dreams [Member]
Area of Land							31,227.3
Subsequent Event [Member]
Bank guarantee					$ 37,296	MOP$ 300,000